15. COMMITMENTS AND CONTINGENCIES (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 18.Commitments And Contingencies Details Narrative Abstract
Operating Leases, Rent Expense	¥ 15,330	¥ 13,755	¥ 7,961
Rent expense, discontinued operations	¥ 0	¥ 249	¥ 4,903